Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	000-56765
Entity Registrant Name	FRANKLIN BSP REAL ESTATE DEBT, INC.
Entity Central Index Key	0002035428
Entity Tax Identification Number	99-3480205
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1 Madison Ave.
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	588-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false